Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Limited Term New York Municipal Fund))	0 Months Ended
Apr. 02, 2012
Class A
Operating Expenses:
Management Fees	0.40%
Distribution and/or Service (12b-1) Fees	0.24%
Interest and Fees from Borrowings	0.03%
Interest and Related Expenses from Inverse Floaters	0.02%
Other Expenses	0.08%
Total Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.77%
Class B
Operating Expenses:
Management Fees	0.40%
Distribution and/or Service (12b-1) Fees	1.00%
Interest and Fees from Borrowings	0.03%
Interest and Related Expenses from Inverse Floaters	0.02%
Other Expenses	0.19%
Total Other Expenses	0.24%
Total Annual Fund Operating Expenses	1.64%
Class C
Operating Expenses:
Management Fees	0.40%
Distribution and/or Service (12b-1) Fees	1.00%
Interest and Fees from Borrowings	0.03%
Interest and Related Expenses from Inverse Floaters	0.02%
Other Expenses	0.09%
Total Other Expenses	0.14%
Total Annual Fund Operating Expenses	1.54%
Class Y
Operating Expenses:
Management Fees	0.40%
Distribution and/or Service (12b-1) Fees	none
Interest and Fees from Borrowings	0.03%
Interest and Related Expenses from Inverse Floaters	0.02%
Other Expenses	0.06%
Total Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.51%